Summary of Significant Accounting Policies - Ordinary Shares (Details) - USD ($)	Aug. 05, 2022	Sep. 01, 2021	Jul. 27, 2020	Mar. 31, 2023	Mar. 31, 2022	May 29, 2020	Apr. 22, 2020
Ordinary Shares
Authorized share capital						$ 100,000	$ 75,000
Number of shares authorized				500,000,000	500,000,000	500,000,000	500,000,000
Number of ordinary shares issued		2,900,000
Ordinary shares, par value				$ 0.0002	$ 0.0002		$ 0.00015
Ordinary shares outstanding		14,900,000		14,900,000	14,900,000	9,000,000	12,000,000
Issuance of ordinary shares for business combination (in shares)	791,667
IPO
Ordinary Shares
Number of ordinary shares issued			3,000,000
Ordinary shares, par value			$ 0.0002			$ 0.0002
Ordinary shares outstanding			12,000,000